Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 178,300
Income tax expense	$ 0	$ 0